Loans Receivable (excluding Covered Loans) - Troubled Debt Restructurings and Loan Modifications (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013 contract	Sep. 30, 2012 contract
Financing Receivable, Modifications [Line Items]
Number of Contracts	453	889
Pre-Modification, Outstanding Recorded Investment	$ 123,463	$ 212,208
Post-Modification Outstanding Recorded Investment	123,463	212,208
Number of Contracts	83	135
Recorded Investment	20,139	25,833
Single-family residential
Financing Receivable, Modifications [Line Items]
Number of Contracts	406	787
Pre-Modification, Outstanding Recorded Investment	105,551	183,548
Post-Modification Outstanding Recorded Investment	105,551	183,548
Number of Contracts	78	123
Recorded Investment	17,120	24,431
Construction - speculative
Financing Receivable, Modifications [Line Items]
Number of Contracts	1	24
Pre-Modification, Outstanding Recorded Investment	2,470	6,703
Post-Modification Outstanding Recorded Investment	2,470	6,703
Number of Contracts	0	0
Recorded Investment	0	0
Construction - custom
Financing Receivable, Modifications [Line Items]
Number of Contracts	0	1
Pre-Modification, Outstanding Recorded Investment	0	1,196
Post-Modification Outstanding Recorded Investment	0	1,196
Number of Contracts	0	0
Recorded Investment	0	0
Land - acquisition & development
Financing Receivable, Modifications [Line Items]
Number of Contracts	1	26
Pre-Modification, Outstanding Recorded Investment	461	5,489
Post-Modification Outstanding Recorded Investment	461	5,489
Number of Contracts	0	0
Recorded Investment	0	0
Land - consumer lot loans
Financing Receivable, Modifications [Line Items]
Number of Contracts	25	38
Pre-Modification, Outstanding Recorded Investment	3,134	5,237
Post-Modification Outstanding Recorded Investment	3,134	5,237
Number of Contracts	2	12
Recorded Investment	237	1,402
Multi-family
Financing Receivable, Modifications [Line Items]
Number of Contracts	1	4
Pre-Modification, Outstanding Recorded Investment	36	3,104
Post-Modification Outstanding Recorded Investment	36	3,104
Number of Contracts	0	0
Recorded Investment	0	0
Commercial real estate
Financing Receivable, Modifications [Line Items]
Number of Contracts	15	4
Pre-Modification, Outstanding Recorded Investment	11,523	6,224
Post-Modification Outstanding Recorded Investment	11,523	6,224
Number of Contracts	2	0
Recorded Investment	2,703	0
Commercial & industrial
Financing Receivable, Modifications [Line Items]
Number of Contracts	1	0
Pre-Modification, Outstanding Recorded Investment	56	0
Post-Modification Outstanding Recorded Investment	56	0
Number of Contracts	0	0
Recorded Investment	0	0
HELOC
Financing Receivable, Modifications [Line Items]
Number of Contracts	1	5
Pre-Modification, Outstanding Recorded Investment	199	707
Post-Modification Outstanding Recorded Investment	199	707
Number of Contracts	1	0
Recorded Investment	79	0
Consumer
Financing Receivable, Modifications [Line Items]
Number of Contracts	2	0
Pre-Modification, Outstanding Recorded Investment	33	0
Post-Modification Outstanding Recorded Investment	33	0
Number of Contracts	0	0
Recorded Investment	$ 0	$ 0